CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Cash Flows from Operating Activities:
Net income	¥ 317,612	¥ 196,814	¥ 306,724
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	330,351	315,955	304,204
Principal payments received under net investment in leases	462,475	426,645	474,110
Provision for doubtful receivables and probable loan losses	0	0	24,425
Provision for Credit Losses	3,939	16,021	0
Equity in net (income) loss of affiliates (excluding interest on loans)	(13,753)	837	(65,764)
Gains on sales of subsidiaries and affiliates and liquidation losses, net	(187,787)	(23,300)	(74,001)
Bargain purchase gain	0	(4,966)	(955)
Gains on sales of securities other than trading	(22,322)	(15,228)	(18,886)
Gains on sales of operating lease assets	(40,148)	(26,358)	(51,072)
Write-downs of long-lived assets	35,666	3,020	3,043
Write-downs of securities	730	5,935	11,969
Deferred tax provision	12,208	25,518	14,890
Decrease in trading securities	68,422	12,103	63,681
(Increase) Decrease in inventories	(7,053)	(12,061)	11,938
(Increase) Decrease in trade notes, accounts and other receivable	3,562	(12,657)	12,348
Increase (Decrease) in trade notes, accounts and other payable	14,943	(1,947)	(3,853)
Increase in policy liabilities and policy account balances	141,201	230,947	70,120
Increase (Decrease) in income taxes payable	92,026	(11,045)	(33,318)
Other, net	(108,702)	(23,819)	(7,137)
Net cash provided by operating activities	1,103,370	1,102,414	1,042,466
Cash Flows from Investing Activities:
Purchases of lease equipment	(872,994)	(716,737)	(948,445)
Installment loans made to customers	(1,202,198)	(1,198,978)	(1,527,000)
Principal collected on installment loans	1,182,261	1,139,608	1,134,142
Proceeds from sales of operating lease assets	147,104	138,912	339,504
Investment in affiliates, net	(34,804)	(112,922)	(44,140)
Proceeds from sales of investment in affiliates	47,677	41,730	79,950
Purchases of available-for-sale debt securities	(526,478)	(709,349)	(711,973)
Proceeds from sales of available-for-sale debt securities	239,250	285,836	249,427
Proceeds from redemption of available-for-sale debt securities	90,478	31,859	82,754
Purchases of equity securities other than trading	(94,182)	(56,314)	(53,616)
Proceeds from sales of equity securities other than trading	71,883	30,532	34,145
Purchases of property under facility operations	(44,302)	(43,954)	(44,466)
Acquisitions of subsidiaries, net of cash acquired	(87,582)	(82,163)	(134,894)
Sales of subsidiaries, net of cash disposed	252,921	57,722	91,835
Other, net	22,120	(15,772)	(17,709)
Net cash used in investing activities	(808,846)	(1,209,990)	(1,470,486)
Cash Flows from Financing Activities:
Net increase (decrease) in debt with maturities of three months or less	96,383	(42,136)	16,182
Proceeds from debt with maturities longer than three months	950,244	1,171,350	924,779
Repayment of debt with maturities longer than three months	(1,160,613)	(1,013,937)	(832,881)
Net increase (decrease) in deposits due to customers	(42,591)	85,737	304,182
Cash dividends paid to ORIX Corporation shareholders	(99,395)	(95,164)	(103,824)
Acquisition of treasury stock	(50,001)	(55,443)	(45,720)
Contribution from noncontrolling interests	25,942	24,487	23,994
Purchases of shares of subsidiaries from noncontrolling interests	(2,086)	(4,791)	(4,501)
Net increase (decrease) in call money	(7,500)	(17,500)	10,000
Other, net	(17,001)	(12,719)	(3,508)
Net cash provided by (used in) financing activities	(306,618)	39,884	288,703
Effect of Exchange Rate Changes on Cash, Cash Equivalents and Restricted Cash	24,331	11,983	(8,979)
Net increase (decrease) in Cash, Cash Equivalents and Restricted Cash	12,237	(55,709)	(148,296)
Cash, Cash Equivalents and Restricted Cash at Beginning of Year	1,079,575	1,135,284	1,283,580
Cash, Cash Equivalents and Restricted Cash at End of Year	¥ 1,091,812	¥ 1,079,575	¥ 1,135,284